Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash	$ 33,698,671	$ 5,007,449
Accounts receivable, net	1,547,175	915,618
Contract receivable, net, current	2,352,267	4,448,946
Advance to suppliers, net	4,033,956	94,648
Due from a related party	0	1,439,080
Prepaid expenses and other current assets	358,576	419,713
TOTAL CURRENT ASSETS	41,990,645	12,325,454
Property and equipment, net	41,750	49,148
Operating lease right-of-use lease assets, net	92,980	136,695
Contract receivable, net- non-current	168,869	262,617
TOTAL NON-CURRENT ASSETS	303,599	448,460
TOTAL ASSETS	42,294,244	12,773,914
CURRENT LIABILITIES
Account payable	83,524	125,223
Deferred revenue	111,772	154,927
Taxes payable	766,835	633,651
Due to a related party	12,390	0
Operating lease liabilities, current	92,980	90,253
Accrued expenses and other current liabilities	116,038	105,829
TOTAL CURRENT LIABILITIES	1,183,539	1,109,883
Operating lease liabilities, non-current	0	23,102
TOTAL LIABILITIES	1,183,539	1,132,985
STOCKHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 12,348,333 and 6,333,333 shares issued and outstanding at June 30, 2021 and December 31, 2020, respectively	12,348	6,333
Additional paid-in capital	38,452,810	9,358,487
Statutory reserve	623,476	551,146
Retained earnings	1,719,509	1,565,817
Accumulated other comprehensive income	302,562	159,146
Total stockholders' equity	41,110,705	11,640,929
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 42,294,244	$ 12,773,914